Income Taxes Narrative (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Sep. 23, 2012	Sep. 25, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2004
Operating Loss Carryforwards [Line Items]
Deferred taxes recognized from intangible asset from purchase price valuation adjustment					$ 49,273,000	$ 52,331,000
Intangible assets purchase price valuation adjustment								131,500,000
Other comprehensive income					631,000	0
Net operating loss—foreign					2,843,000	596,000
Income tax penalties and interest accrued					174,000	133,000
Unrecognized tax benefits including interest and penalties					832,000	347,000
Unrecognized tax benefits					658,000	214,000	180,000
Unrecognized tax benefits that would impact effective tax rate					605,000	214,000
Consolidated effective tax rate in respect of continuing operations	40.50%	73.90%	42.20%	77.20%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					9,884,000	6,558,000
Minimum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					3 years
Minimum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					4 years
Maximum [Member] | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					4 years
Maximum [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Time period tax fIlings remain open for examination					5 years
Income Taxes Payable [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					53,000
Other Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits					$ 605,000	$ 214,000